10-Q Income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024 [1]	Dec. 31, 2023 [1]
Income Tax Disclosure [Abstract]
Income tax expense (benefit)	$ (98,705)	$ 33,653	$ 123,689	$ 98,251	$ 113,174
Loss before provision for income taxes	28,629	$ 16,400	$ 78,214	$ 113,358	$ 129,471
Unrecognized tax benefits decrease	94,600
Uncertain tax position, Section 280E	$ 97,200

[1]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.